STATEMENT OF INVESTMENTS
BNY Mellon International Stock Index Fund

January 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.1%
Australia - 6.9%
AGL Energy	27,798	[a]	366,733
Alumina	99,809	[a]	144,023
AMP	137,157	[a]	165,073
APA Group	52,357		390,323
Aristocrat Leisure	24,435		577,386
ASX	8,214	[a]	462,767
Aurizon Holdings	84,214	[a]	299,512
AusNet Services	88,637		103,744
Australia & New Zealand Banking Group	121,513		2,062,846
Bendigo & Adelaide Bank	22,413	[a]	154,425
BHP Group	91,413	[a]	2,002,201
BHP Group	126,477	[a]	3,257,036
BlueScope Steel	22,680	[a]	212,444
Boral	47,725	[a]	155,702
Brambles	68,392	[a]	568,957
Caltex Australia	10,948	[a]	247,741
Challenger	23,612	[a]	138,280
CIMIC Group	4,585	[a]	87,873
Coca-Cola Amatil	22,091	[a]	174,184
Cochlear	2,443	[a]	387,215
Coles Group	48,603	[a]	526,901
Commonwealth Bank of Australia	76,036	[a]	4,261,250
Computershare	21,295	[a]	253,029
Crown Resorts	16,014	[a]	124,075
CSL	19,457	[a]	3,978,373
Dexus	46,304		388,491
Flight Centre Travel Group	2,095	[a]	54,769
Fortescue Metals Group	58,591	[a]	439,010
Goodman Group	70,369		690,128
Harvey Norman Holdings	24,253	[a]	67,614
Incitec Pivot	69,755		150,732
Insurance Australia Group	99,116	[a]	462,248
LendLease Group	23,761	[a]	283,810
Macquarie Group	13,992		1,332,615
Magellan Financial Group	4,978		218,011
Medibank Private	115,799	[a]	235,542
Mirvac Group	165,582		370,548
National Australia Bank	123,912		2,110,162
Newcrest Mining	33,153	[a]	667,448

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Australia - 6.9% (continued)
Oil Search	57,824	[a]	275,966
Orica	17,089		257,195
Origin Energy	74,833	[a]	404,198
Qantas Airways	29,853	[a]	126,855
QBE Insurance Group	56,121	[a]	506,978
Ramsay Health Care	6,656	[a]	346,457
REA Group	2,250	[a]	168,471
Santos	75,762	[a]	432,570
Scentre Group	228,362	[a]	582,548
SEEK	13,766	[a]	205,404
Sonic Healthcare	19,084	[a]	397,843
South32	213,458	[a]	365,666
Stockland	100,690		326,655
Suncorp Group	54,103	[a]	459,319
Sydney Airport	46,553		257,046
Tabcorp Holdings	85,025	[a]	263,757
Telstra	179,287	[a]	452,026
The GPT Group	85,741		340,298
TPG Telecom	13,924	[a]	68,863
Transurban Group	115,736		1,198,475
Treasury Wine Estates	30,447	[a]	259,937
Vicinity Centres	134,226		225,504
Washington H Soul Pattinson & Co.	4,963		70,200
Wesfarmers	49,068	[a]	1,457,329
Westpac Banking	150,027		2,486,955
WiseTech Global	5,852	[a]	95,453
Woodside Petroleum	40,468	[a]	926,149
Woolworths Group	54,475	[a]	1,493,780
Worley	14,225	[a]	141,950
			43,167,068
Austria - .2%
ANDRITZ	3,131	[a]	123,407
Erste Group Bank	12,868	[a]	472,586
OMV	6,517	[a]	324,681
Raiffeisen Bank International	6,805	[a]	155,191
Verbund	2,984	[a]	157,547
Voestalpine	5,116	[a]	124,241
			1,357,653
Belgium - 1.0%
Ageas	7,573	[a]	417,527
Anheuser-Busch InBev	32,699		2,467,064
Colruyt	2,524	[a]	126,279
Galapagos	1,773	[a]	396,605
Groupe Bruxelles Lambert	3,437	[a]	345,370

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Belgium - 1.0% (continued)
KBC Group	10,784		789,002
Proximus	6,340		180,200
Solvay	3,163		325,912
Telenet Group Holding	2,098		97,237
UCB	5,402	[a]	497,705
Umicore	8,328	[a]	383,655
			6,026,556
Chile - .0%
Antofagasta	16,417	[a]	177,906
China - .0%
BeiGene, ADR	1,491	[a,b]	227,169
Yangzijiang Shipbuilding Holdings	111,800	[a]	75,542
			302,711
Denmark - 1.9%
AP Moller - Maersk, Cl. A	157	[a]	176,854
AP Moller - Maersk, Cl. B	277	[a]	331,967
Carlsberg, Cl. B	4,612	[a]	674,865
Chr. Hansen Holding	4,512		336,434
Coloplast, Cl. B	5,128		646,533
Danske Bank	28,684	[a]	479,013
Demant	4,916	[a]	159,704
DSV Panalpina	9,432	[a]	1,025,999
Genmab	2,788	[a]	644,643
H. Lundbeck	2,953	[a]	125,217
ISS	6,989	[a]	169,311
Novo Nordisk, Cl. B	76,006	[a]	4,639,826
Novozymes, Cl. B	9,134		476,755
Orsted	8,173	[c]	890,975
Pandora	4,340	[a]	224,293
Tryg	5,238		158,867
Vestas Wind Systems	8,119	[a]	809,625
			11,970,881
Finland - 1.1%
Elisa	6,007		361,377
Fortum	18,843	[a]	456,580
Kone, Cl. B	14,689		948,458
Metso	4,810	[a]	170,655
Neste	18,021	[a]	717,054
Nokia	243,864	[a]	951,231
Nokian Renkaat	5,430	[a]	146,491
Nordea Bank	2,007	[a]	15,843
Nordea Bank	138,102	[a]	1,087,374
Orion, Cl. B	4,257	[a]	201,391
Sampo, Cl. A	19,154	[a]	867,730

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Finland - 1.1% (continued)
Stora Enso, Cl. R	24,537		319,586
UPM-Kymmene	22,948		725,548
Wartsila	19,362		237,544
			7,206,862
France - 10.9%
Accor	7,839	[a]	321,512
Aeroports de Paris	1,329		252,451
Air Liquide	20,281	[a]	2,937,890
Airbus	25,062	[a]	3,697,545
Alstom	8,067	[a]	429,808
Amundi	2,539	[a,c]	207,095
Arkema	3,062	[a]	281,432
Atos	4,287	[a]	355,754
AXA	83,197	[a]	2,216,549
BioMerieux	1,765	[a]	175,050
BNP Paribas	48,275	[a]	2,566,988
Bollore	38,093	[a]	155,038
Bollore	221	[a]	877
Bouygues	9,520	[a]	375,769
Bureau Veritas	12,787	[a]	353,012
Capgemini	6,868	[a]	852,208
Carrefour	25,096	[a]	425,500
Casino Guichard Perrachon	2,484	[a]	101,167
Cie de Saint-Gobain	21,261	[a]	803,034
Cie Generale des Etablissements Michelin	7,384	[a]	858,823
CNP Assurances	7,875	[a]	142,022
Covivio	2,073	[a]	246,364
Credit Agricole	48,875	[a]	661,627
Danone	26,487	[a]	2,121,137
Dassault Aviation	103	[a]	125,852
Dassault Systemes	5,681	[a]	985,973
Edenred	10,271	[a]	555,008
Eiffage	3,348	[a]	388,642
Electricite de France	26,321		324,578
Engie	79,038	[a]	1,360,614
EssilorLuxottica	12,265	[a]	1,820,582
Eurazeo	1,783	[a]	128,329
Eutelsat Communications	7,788		116,811
Faurecia	3,492	[a]	166,730
Gecina	2,037	[a]	385,320
Getlink	19,452	[a]	343,894
Hermes International	1,368	[a]	1,025,393
ICADE	1,199	[a]	133,957

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
France - 10.9% (continued)
Iliad	649	[a]	85,577
Ingenico Group	2,516	[a]	293,350
Ipsen	1,662	[a]	124,015
JCDecaux	3,285	[a]	87,858
Kering	3,278		2,013,434
Klepierre	8,427	[a]	286,999
Legrand	11,513	[a]	923,557
L'Oreal	10,849	[a]	3,040,020
LVMH Moet Hennessy Louis Vuitton	11,937		5,215,419
Natixis	39,586	[a]	167,395
Orange	86,266		1,223,772
Pernod Ricard	9,186		1,593,207
Peugeot	25,390	[a]	526,966
Publicis Groupe	8,965	[a]	398,030
Remy Cointreau	1,025	[a]	108,976
Renault	8,264	[a]	321,196
Safran	14,041	[a]	2,270,283
Sanofi	48,331	[a]	4,661,233
Sartorius Stedim Biotech	1,221	[a]	219,973
Schneider Electric	23,596	[a]	2,365,332
SCOR	6,984	[a]	297,494
SEB	1,044	[a]	134,312
Societe Generale	34,791	[a]	1,125,377
Sodexo	3,753		392,912
Suez	15,083	[a]	247,559
Teleperformance	2,513	[a]	631,604
Thales	4,596		506,735
Total	102,739		5,006,545
Ubisoft Entertainment	3,730	[a]	284,415
Unibail-Rodamco-Westfield	5,978	[a]	811,046
Valeo	10,163	[a]	302,768
Veolia Environnement	23,079	[a]	682,259
Vinci	21,896		2,425,398
Vivendi	36,768	[a]	1,007,157
Wendel	1,243	[a]	166,129
Worldline	4,280	[a,c]	302,108
			68,650,745
Germany - 7.9%
adidas	7,738	[a]	2,449,410
Allianz	18,233	[a]	4,370,710
BASF	39,430	[a]	2,675,164
Bayer	40,035	[a]	3,232,773
Bayerische Motoren Werke	14,302	[a]	1,022,111
Beiersdorf	4,347	[a]	493,824

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Germany - 7.9% (continued)
Brenntag	6,849	[a]	356,097
Carl Zeiss Meditec-BR	1,677		205,612
Commerzbank	44,749	[a]	257,602
Continental	4,748	[a]	543,028
Covestro	7,714	[a,c]	326,332
Daimler	39,006	[a]	1,807,741
Delivery Hero	4,722	[a,c]	364,530
Deutsche Bank	84,363	[a]	774,289
Deutsche Boerse	8,222	[a]	1,340,957
Deutsche Lufthansa	9,899	[a]	151,959
Deutsche Post	42,816	[a]	1,499,432
Deutsche Telekom	143,007	[a]	2,316,929
Deutsche Wohnen	15,321	[a]	649,404
E.ON	95,162		1,081,325
Evonik Industries	7,867	[a]	216,516
Fraport Frankfurt Airport Services Worldwide	1,716	[a]	128,108
Fresenius Medical Care & Co.	9,304	[a]	720,069
Fresenius SE & Co.	18,037	[a]	924,026
GEA Group	6,405	[a]	192,243
Hannover Rueck	2,560	[a]	498,658
HeidelbergCement	6,372	[a]	433,052
Henkel AG & Co.	4,474	[a]	415,118
HOCHTIEF	1,139		131,790
Infineon Technologies	54,060		1,171,923
KION Group	2,700	[a]	169,928
Knorr-Bremse	2,014	[a]	220,132
LANXESS	3,842	[a]	231,397
Merck	5,553	[a]	714,211
METRO	7,713		107,875
MTU Aero Engines	2,232	[a]	679,677
Muenchener Rueckversicherungs-Gesellschaft	6,248	[a]	1,843,644
Puma	3,485	[a]	279,988
RWE	25,047		871,217
SAP	42,231	[a]	5,526,474
Siemens	32,859		4,069,282
Siemens Healthineers	6,323	[c]	298,305
Symrise	5,518	[a]	568,443
Telefonica Deutschland Holding	38,134		115,382
ThyssenKrupp	17,853	[a,b]	220,881
TUI	18,511		189,287
Uniper	8,823	[a]	289,548
United Internet	5,576	[a]	181,021

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Germany - 7.9% (continued)
Volkswagen	1,384	[a]	254,284
Vonovia	21,968		1,255,105
Wirecard	5,073	[a,b]	750,361
Zalando	5,928	[a,c]	285,240
			49,872,414
Hong Kong - 3.2%
AIA Group	519,400	[a]	5,120,765
ASM Pacific Technology	12,400	[a]	167,327
BOC Hong Kong Holdings	157,500	[a]	520,647
Budweiser Brewing	56,300	[a,c]	169,252
CK Asset Holdings	111,475	[a]	712,100
CK Hutchison Holdings	116,975	[a]	1,034,134
CK Infrastructure Holdings	27,500	[a]	191,351
CLP Holdings	70,788		735,344
Dairy Farm International Holdings	16,000	[a]	81,930
Galaxy Entertainment Group	92,277	[a]	602,176
Hang Lung Properties	93,000		193,779
Hang Seng Bank	33,000	[a]	666,675
Henderson Land Development	61,138	[a]	273,893
HK Electric Investments	127,500	[a]	127,053
HKT Trust & HKT	160,660	[a]	239,755
Hong Kong & China Gas	438,560	[a]	839,182
Hong Kong Exchanges & Clearing	51,742	[a]	1,704,725
Hongkong Land Holdings	52,100	[a]	275,087
Jardine Matheson Holdings	9,546	[a]	531,732
Jardine Strategic Holdings	9,800	[a]	298,754
Kerry Properties	28,500	[a]	79,220
Link REIT	91,000		917,510
Melco Resorts & Entertainment, ADR	9,266	[b]	186,895
MTR	64,756	[a]	362,675
New World Development	259,566		323,655
NWS Holdings	62,918		80,804
PCCW	202,000	[a]	119,291
Power Assets Holdings	59,000	[a]	425,083
Sino Land	133,730	[a]	181,908
SJM Holdings	92,530	[a]	103,000
Sun Hung Kai Properties	68,699		952,257
Swire Pacific, Cl. A	22,500	[a]	197,058
Swire Properties	53,800	[a]	166,289
Techtronic Industries	58,365	[a]	462,633
The Bank of East Asia	57,589	[a,b]	124,157
Vitasoy International Holdings	34,000	[b]	122,246
WH Group	408,000	[a,c]	386,555
Wharf Real Estate Investment	53,311	[a]	273,999

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Hong Kong - 3.2% (continued)
Wheelock & Co.	37,000	[a]	225,464
Yue Yuen Industrial Holdings	32,800	[a]	90,733
			20,267,093
Ireland - 1.0%
AerCap Holdings	5,296	[a]	299,807
AIB Group	34,440	[a]	101,154
Bank of Ireland Group	42,659	[a]	208,181
CRH	34,294	[a]	1,291,532
DCC	4,167		337,137
Experian	39,378		1,369,329
Flutter Entertainment	3,450	[a]	392,332
James Hardie Industries-CDI	18,684		391,081
Kerry Group, Cl. A	6,861	[a]	880,470
Kingspan Group	6,490	[a]	400,044
Smurfit Kappa Group	9,530	[a]	330,117
			6,001,184
Isle Of Man - .0%
GVC Holdings	24,129	[a]	279,766
Israel - .6%
Azrieli Group	1,992	[a]	147,047
Bank Hapoalim	48,522	[a]	416,463
Bank Leumi Le-Israel	64,013		460,950
Check Point Software Technologies	5,245	[a,b]	599,556
CyberArk Software	1,710	[a]	236,373
Elbit Systems	1,101		168,475
Israel Chemicals	30,384		127,816
Israel Discount Bank, Cl. A	48,177		219,223
Mizrahi Tefahot Bank	6,222		169,604
NICE	2,636	[a]	453,899
Teva Pharmaceutical Industries, ADR	46,167	[a,b]	480,137
Wix.com	1,989	[a]	283,810
			3,763,353
Italy - 2.1%
Assicurazioni Generali	47,502	[a]	926,081
Atlantia	21,366	[a]	525,226
Davide Campari-Milano	24,310	[a]	235,219
Enel	349,056		3,041,665
Eni	110,067	[a]	1,543,798
Ferrari	5,279	[a]	891,750
FinecoBank Banca Fineco	26,801	[a]	313,740
Intesa Sanpaolo	643,783	[a]	1,600,186
Leonardo	16,842	[a]	208,588
Mediobanca Banca Di Credito Finanziario	27,718		276,537

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Italy - 2.1% (continued)
Moncler	7,614	[a]	328,783
Pirelli & C	18,888	[a,c]	91,247
Poste Italiane	21,966	[c]	251,297
Prysmian	9,993	[a]	221,350
Recordati	4,751		203,497
Snam	86,403		463,621
Telecom Italia	410,131	[a]	220,626
Telecom Italia-RSP	271,717	[a]	142,730
Terna Rete Elettrica Nazionale	62,396		435,763
UniCredit	86,929	[a]	1,161,996
			13,083,700
Japan - 24.1%
ABC-Mart	1,500		96,533
Acom	15,500		72,536
Advantest	8,500		448,045
Aeon	28,100		573,955
AEON Financial Service	4,860		75,764
AEON Mall	4,480		74,528
AGC	7,660		256,876
Air Water	6,800		94,535
Aisin Seiki	7,100		235,187
Ajinomoto	18,800		309,863
Alfresa Holdings	8,300		167,438
Alps Alpine	9,200		164,121
Amada Holdings	13,400		139,549
ANA Holdings	4,800		149,908
Aozora Bank	4,695		126,158
Asahi Group Holdings	15,700		729,512
Asahi Intecc	8,100		227,538
Asahi Kasei	54,100		552,222
Astellas Pharma	81,695		1,447,478
Bandai Namco Holdings	8,550		497,520
Benesse Holdings	3,200		87,756
Bridgestone	24,700		872,811
Brother Industries	9,100		175,953
CALBEE	3,500		114,327
Canon	43,317		1,141,421
Casio Computer	8,500		157,333
Central Japan Railway	6,200		1,213,239
Chubu Electric Power	27,600		375,007
Chugai Pharmaceutical	9,628		985,398
Coca-Cola Bottlers Japan Holdings	5,500		144,868
Concordia Financial Group	43,300		162,015
Credit Saison	6,400		102,713

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Japan - 24.1% (continued)
CyberAgent	4,600		183,651
Dai Nippon Printing	10,700		295,959
Daicel	11,900		112,264
Daifuku	4,200		253,145
Dai-ichi Life Holdings	46,500		687,823
Daiichi Sankyo	24,583		1,665,120
Daikin Industries	10,800		1,519,801
Daito Trust Construction	3,000		353,321
Daiwa House Industry	24,500		770,807
Daiwa House REIT Investment	84		224,167
Daiwa Securities Group	64,500		326,751
Denso	18,700		758,943
Dentsu Group	9,200		304,713
Disco	1,200		277,763
East Japan Railway	13,000		1,150,280
Eisai	10,800		803,031
Electric Power Development	5,880		132,385
FamilyMart	11,268		245,329
FANUC	8,329	[a]	1,515,301
Fast Retailing	2,458		1,316,561
Fuji Electric	5,200		151,677
FUJIFILM Holdings	15,600		771,571
Fujitsu	8,480		899,967
Fukuoka Financial Group	7,900		135,801
GMO Payment Gateway	1,900		123,542
Hakuhodo DY Holdings	9,400		133,148
Hamamatsu Photonics K.K.	6,100		259,108
Hankyu Hanshin Holdings	9,700		394,103
Hikari Tsushin	900		221,953
Hino Motors	11,700		108,785
Hirose Electric	1,433		178,151
Hisamitsu Pharmaceutical	2,400		120,889
Hitachi	41,880		1,599,291
Hitachi Chemical	4,300	[a]	180,080
Hitachi Construction Machinery	4,600		122,295
Hitachi High-Technologies	2,900	[a]	208,378
Hitachi Metals	9,800		152,233
Honda Motor	69,959		1,786,688
Hoshizaki	2,300		211,291
Hoya	16,500		1,586,051
Hulic	13,500		163,710
Idemitsu Kosan	8,175		203,994
IHI	6,800		160,884
Iida Group Holdings	7,000		117,971

Description	Shares	Value ($)
Common Stocks - 98.1% (continued)
Japan - 24.1% (continued)
INPEX	43,400	406,465
Isetan Mitsukoshi Holdings	14,520	113,230
Isuzu Motors	24,500	239,724
ITOCHU	58,300	1,360,275
Itochu Techno-Solutions	3,900	115,214
J. Front Retailing	9,100	109,450
Japan Airlines	5,000	141,352
Japan Airport Terminal	2,200	100,922
Japan Exchange Group	21,600	387,685
Japan Post Bank	17,400	159,946
Japan Post Holdings	68,000	617,806
Japan Post Insurance	9,200	155,267
Japan Prime Realty Investment	35	161,995
Japan Real Estate Investment	56	407,840
Japan Retail Fund Investment	109	233,141
Japan Tobacco	51,900	1,098,232
JFE Holdings	20,660	242,454
JGC Holdings	9,100	130,977
JSR	8,100	143,500
JTEKT	9,800	103,331
JXTG Holdings	138,226	589,885
Kajima	19,700	249,732
Kakaku.com	6,200	162,651
Kamigumi	4,700	100,259
Kansai Paint	7,800	186,836
Kao	20,900	1,670,022
Kawasaki Heavy Industries	5,700	111,734
KDDI	75,763	2,257,464
Keihan Holdings	4,200	189,998
Keikyu	9,800	180,287
Keio	4,300	245,167
Keisei Electric Railway	5,700	205,922
Keyence	7,840	2,658,196
Kikkoman	6,100	294,756
Kintetsu Group Holdings	7,235	380,925
Kirin Holdings	35,500	774,453
Kobayashi Pharmaceutical	2,000	161,644
Koito Manufacturing	4,700	202,533
Komatsu	39,900	876,697
Konami Holdings	3,900	152,672
Konica Minolta	20,000	123,837
Kose	1,500	200,381
Kubota	45,200	700,802
Kuraray	14,600	175,255

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Japan - 24.1% (continued)
Kurita Water Industries	4,300		125,132
Kyocera	13,900		912,170
Kyowa Kirin	10,805		253,827
Kyushu Electric Power	15,400		125,884
Kyushu Railway	6,600		216,083
Lawson	2,100		121,024
LINE	2,700	[a]	133,541
Lion	9,300		177,390
LIXIL Group	10,924		181,173
M3	18,700		548,020
Makita	9,900		375,620
Marubeni	67,000		480,873
Marui Group	8,500		195,666
Maruichi Steel Tube	2,600		71,746
Mazda Motor	25,600		213,113
McDonald's Holdings	2,700		128,458
Mebuki Financial Group	42,530		94,033
Medipal Holdings	8,000		169,840
MEIJI Holdings	4,942		346,930
Mercari	3,000	[a]	52,696
Minebea Mitsumi	16,100		313,238
MISUMI Group	12,638		313,435
Mitsubishi	58,498		1,501,641
Mitsubishi Chemical Holdings	54,780		394,360
Mitsubishi Electric	78,900		1,088,737
Mitsubishi Estate	51,100		1,000,945
Mitsubishi Gas Chemical	6,700		101,000
Mitsubishi Heavy Industries	13,770		499,207
Mitsubishi Materials	4,500		112,764
Mitsubishi Motors	28,600		105,506
Mitsubishi UFJ Financial Group	527,990		2,701,153
Mitsubishi UFJ Lease & Finance	18,600		116,710
Mitsui & Co.	71,600		1,274,700
Mitsui Chemicals	7,700		168,434
Mitsui Fudosan	38,586		1,019,686
Mitsui O.S.K. Lines	5,000		119,831
Mizuho Financial Group	1,044,400		1,540,145
MonotaRO	5,500		133,308
MS&AD Insurance Group Holdings	20,457		676,793
Murata Manufacturing	24,900		1,422,592
Nabtesco	4,600		131,289
Nagoya Railroad	8,400		246,557
NEC	10,580		473,479
NEXON	20,900	[a]	280,992

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Japan - 24.1% (continued)
NGK Insulators	10,700		178,816
NGK Spark Plug	6,626		115,441
NH Foods	3,300		145,315
Nidec	9,700		1,227,946
Nikon	13,060		157,331
Nintendo	4,825		1,787,111
Nippon Building Fund	57		460,720
Nippon Express	3,200		166,453
Nippon Paint Holdings	6,200		296,406
Nippon Prologis REIT	87		249,366
Nippon Shinyaku	1,900		169,803
Nippon Steel	34,361	[a]	473,952
Nippon Telegraph & Telephone	55,600		1,415,609
Nippon Yusen KK	7,180		114,122
Nissan Chemical	5,500		225,533
Nissan Motor	100,200		543,970
Nisshin Seifun Group	8,238		140,368
Nissin Foods Holdings	2,800		210,834
Nitori Holdings	3,400		529,940
Nitto Denko	6,700		369,603
Nomura Holdings	142,500		730,284
Nomura Real Estate Holdings	5,500		135,530
Nomura Real Estate Master Fund	173		304,306
Nomura Research Institute	14,349		317,903
NSK	16,500		136,340
NTT Data	26,700		374,628
NTT Docomo	57,700		1,651,362
Obayashi	27,300		298,372
OBIC	2,800		383,315
Odakyu Electric Railway	12,400		274,646
Oji Holdings	36,000		181,770
Olympus	50,200		808,056
Omron	8,300		475,921
Ono Pharmaceutical	16,100		370,882
Oracle	1,600		138,712
Oriental Land	8,600		1,122,786
ORIX	57,300		968,417
Orix JREIT	107		225,807
Osaka Gas	15,800		265,953
Otsuka	4,300		168,205
Otsuka Holdings	16,900		747,548
Pan Pacific International Holdings	19,600		316,065
Panasonic	95,395		948,414
Park24	4,600		116,925

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Japan - 24.1% (continued)
PeptiDream	3,900	[a]	185,405
Persol Holdings	7,200		128,950
Pigeon	5,000		175,165
Pola Orbis Holdings	3,900		85,021
Rakuten	36,700		284,630
Recruit Holdings	58,700		2,295,770
Renesas Electronics	33,300	[a]	211,202
Resona Holdings	92,800		380,761
Ricoh	28,100		317,901
Rinnai	1,400		99,982
Rohm	3,900		280,955
Ryohin Keikaku	9,800		163,886
Sankyo	2,000		67,101
Santen Pharmaceutical	15,100		282,360
SBI Holdings	9,830		227,997
Secom	9,100		801,230
Sega Sammy Holdings	7,484		103,469
Seibu Holdings	9,200		143,997
Seiko Epson	11,400		166,860
Sekisui Chemical	15,300		253,861
Sekisui House	26,500		571,196
Seven & i Holdings	32,560		1,248,340
Seven Bank	26,000		77,838
SG Holdings	6,200		131,528
Sharp	8,500	[a]	115,519
Shimadzu	9,900		277,104
Shimamura	1,000		75,113
Shimano	3,200		490,191
Shimizu	24,700		252,599
Shin-Etsu Chemical	15,700		1,787,025
Shinsei Bank	6,900		105,099
Shionogi & Co.	11,600		689,592
Shiseido	17,300		1,117,970
Showa Denko K.K.	6,000		143,983
SMC	2,500		1,081,709
Softbank	72,400		994,234
SoftBank Group	67,440		2,730,575
Sohgo Security Services	3,100		161,351
Sompo Holdings	14,470		539,842
Sony	54,580		3,836,337
Sony Financial Holdings	6,800		156,151
Square Enix Holdings	3,800		188,227
Stanley Electric	5,300		135,842
Subaru	26,600		663,333

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Japan - 24.1% (continued)
Sumco	10,100		155,571
Sumitomo	51,300		764,783
Sumitomo Chemical	62,800		266,798
Sumitomo Dainippon Pharma	7,400		126,678
Sumitomo Electric Industries	32,000		423,031
Sumitomo Heavy Industries	4,900		127,271
Sumitomo Metal Mining	9,800		278,619
Sumitomo Mitsui Financial Group	57,500		2,014,978
Sumitomo Mitsui Trust Holdings	14,264		523,682
Sumitomo Realty & Development	14,300		527,152
Sumitomo Rubber Industries	7,400		80,937
Sundrug	3,000		101,427
Suntory Beverage & Food	5,800		245,604
Suzuken	3,212		122,905
Suzuki Motor	15,900		721,840
Sysmex	7,200		514,975
T&D Holdings	23,400		247,414
Taiheiyo Cement	5,200		139,323
Taisei	8,900		353,353
Taisho Pharmaceutical Holdings	1,600		113,026
Taiyo Nippon Sanso	6,000		131,472
Takeda Pharmaceutical	63,823		2,449,433
TDK	5,600		593,624
Teijin	8,200		146,489
Terumo	27,900		995,856
The Bank of Kyoto	2,400		95,207
The Chiba Bank	25,000		134,845
The Chugoku Electric Power Company	12,000		158,392
The Kansai Electric Power Company	31,199		349,651
The Shizuoka Bank	18,300		127,904
The Yokohama Rubber Company	5,400		91,191
THK	5,100		127,064
Tobu Railway	8,000		282,754
Toho	4,700		173,212
Toho Gas	3,200		123,245
Tohoku Electric Power	18,800		175,686
Tokio Marine Holdings	27,700		1,499,622
Tokyo Century	1,700		86,113
Tokyo Electric Power Holdings	64,472	[a]	254,934
Tokyo Electron	6,800		1,493,251
Tokyo Gas	16,400		359,491
Tokyu	21,210		373,337
Tokyu Fudosan Holdings	26,500		187,095
Toppan Printing	12,200		242,666

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Japan - 24.1% (continued)
Toray Industries	59,400		394,105
Toshiba	21,300	[a]	677,492
Tosoh	11,900		167,068
TOTO	5,900		238,723
Toyo Seikan Group Holdings	6,300		107,196
Toyo Suisan Kaisha	4,000		167,599
Toyoda Gosei	2,400		54,177
Toyota Industries	6,300		339,977
Toyota Motor	98,155	[a]	6,810,270
Toyota Tsusho	9,000		308,890
Trend Micro	5,600		293,287
Tsuruha Holdings	1,600		195,942
Unicharm	17,200		588,058
United Urban Investment	128		229,482
USS	9,100		165,580
Welcia Holdings	2,100		116,005
West Japan Railway	7,000		589,948
Yakult Honsha	5,000		251,568
Yamada Denki	26,900	[a]	135,335
Yamaha	6,000		302,743
Yamaha Motor	12,300		226,098
Yamato Holdings	12,800		205,187
Yamazaki Baking	5,000		95,245
Yaskawa Electric	10,200		350,762
Yokogawa Electric	10,500		182,274
Z Holdings	114,100		448,086
ZOZO	3,500		58,379
			151,670,782
Luxembourg - .3%
ArcelorMittal	28,386	[a]	419,099
Aroundtown	40,172	[a]	380,495
Eurofins Scientific	482	[a]	259,683
Millicom International Cellular, SDR	4,157		196,290
SES	16,050	[a]	197,396
Tenaris	21,215		219,551
			1,672,514
Macau - .1%
Sands China	103,013		497,685
Wynn Macau	64,400	[a]	133,554
			631,239
Netherlands - 4.7%
ABN AMRO Bank-CVA	18,110	[a,c]	314,851
Adyen	443	[a,c]	407,053
Aegon	78,702	[a]	319,784

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Netherlands - 4.7% (continued)
Akzo Nobel	9,844	[a]	929,077
Altice Europe	27,576	[a]	177,445
ASML Holding	18,288		5,128,966
EXOR	4,586	[a]	338,240
Heineken	11,204	[a]	1,219,473
Heineken Holding	4,967	[a]	488,776
ING Groep	167,074	[a]	1,813,348
Koninklijke Ahold Delhaize	51,223	[a]	1,258,278
Koninklijke DSM	7,844	[a]	959,074
Koninklijke KPN	153,032		429,634
Koninklijke Philips	38,956		1,783,232
Koninklijke Vopak	2,887	[a]	154,628
NN Group	12,819	[a]	445,568
NXP Semiconductors	11,996		1,521,813
Prosus	21,083	[a]	1,519,405
QIAGEN	9,588	[a]	320,812
Randstad	5,213	[a]	299,253
Royal Dutch Shell, Cl. A	184,086		4,841,966
Royal Dutch Shell, Cl. B	160,908		4,236,704
Wolters Kluwer	12,091	[a]	908,933
			29,816,313
New Zealand - .3%
a2 Milk	30,868	[a]	294,302
Auckland International Airport	40,571	[a]	226,539
Fisher & Paykel Healthcare	24,212		363,107
Fletcher Building	40,161	[a]	142,840
Mercury NZ	27,836	[a]	93,752
Meridian Energy	53,015	[a]	182,052
Ryman Healthcare	16,130		169,919
Spark New Zealand	75,964	[a]	228,141
			1,700,652
Norway - .6%
Aker BP	4,923	[a]	139,342
DNB	41,582	[a]	725,555
Equinor	43,223		786,050
Gjensidige Forsikring	8,265		179,571
Mowi	18,792		448,500
Norsk Hydro	58,743	[a]	184,884
Orkla	33,760	[a]	328,016
Schibsted, Cl. B	4,266	[a]	121,203
Telenor	31,762		575,127
Yara International	7,578	[a]	276,088
			3,764,336

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Portugal - .2%
Banco Espirito Santo	118,053	[a]	0
Energias de Portugal	108,612	[a]	544,925
Galp Energia	21,385	[a]	323,301
Jeronimo Martins	10,455	[a]	179,651
			1,047,877
Russia - .0%
Evraz	23,508	[a]	108,578
Singapore - 1.2%
Ascendas Real Estate Investment Trust	127,638		293,157
CapitaLand	108,000	[a]	284,349
CapitaLand Commercial Trust	107,051		160,441
CapitaLand Mall Trust	116,600		214,089
City Developments	19,800	[a]	150,804
ComfortDelGro	93,200	[a]	147,035
DBS Group Holdings	77,588		1,423,489
Genting Singapore	249,127	[a]	156,182
Jardine Cycle & Carriage	4,113	[a]	87,252
Keppel	61,300		298,691
Mapletree Commercial Trust	82,400		141,446
Oversea-Chinese Banking	138,101	[a]	1,082,958
SATS	27,600		91,065
Sembcorp Industries	43,254	[a]	66,618
Singapore Airlines	22,133		137,856
Singapore Exchange	33,500		211,020
Singapore Press Holdings	69,075		101,047
Singapore Technologies Engineering	64,700	[a]	192,074
Singapore Telecommunications	352,751		853,100
Suntec Real Estate Investment Trust	84,200		112,713
United Overseas Bank	54,463	[a]	1,010,336
UOL Group	21,111	[a]	122,606
Venture	12,500	[a]	147,701
Wilmar International	80,600	[a]	227,283
			7,713,312
Spain - 2.8%
ACS Actividades de Construccion y Servicios	11,205	[a]	371,580
Aena SME	2,912	[a,c]	538,977
Amadeus IT Group	18,557		1,453,570
Banco Bilbao Vizcaya Argentaria	288,640		1,491,813
Banco de Sabadell	239,920	[a]	216,231
Banco Santander	714,973		2,826,050
Bankia	54,722	[a]	99,445
Bankinter	30,826		199,832
CaixaBank	153,385	[a]	448,104

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Spain - 2.8% (continued)
Cellnex Telecom	10,669	[a,c]	530,493
Enagas	9,933		267,631
Endesa	13,663		374,890
Ferrovial	20,929		664,267
Grifols	12,641	[b]	424,638
Iberdrola	4,772	[a]	48,012
Iberdrola	257,683		2,818,177
Industria de Diseno Textil	47,179	[a]	1,587,590
Mapfre	46,873		119,916
Natural Energy Group	12,680		334,502
Red Electrica	18,510		369,918
Repsol	64,739		892,079
Siemens Gamesa Renewable Energy	9,723	[a]	154,900
Telefonica	202,291		1,369,115
			17,601,730
Sweden - 2.4%
Alfa Laval	13,221	[a]	329,280
Assa Abloy, Cl. B	43,340	[a]	1,031,307
Atlas Copco, Cl. A	29,029		1,030,034
Atlas Copco, Cl. B	16,595		516,481
Boliden	11,970	[a]	284,958
Electrolux, Ser. B	9,972		236,871
Epiroc, Cl. A	29,339		339,426
Epiroc, Cl. B	17,899		202,619
Essity, Cl. B	26,163		829,027
Hennes & Mauritz, Cl. B	34,691	[b]	762,111
Hexagon, Cl. B	11,207	[a]	610,783
Husqvarna, Cl. B	16,780	[a]	126,668
ICA Gruppen	3,745	[a]	164,473
Industrivarden, Cl. C	6,781	[a]	159,977
Investor, Cl. B	19,695		1,079,666
Kinnevik AB, Cl. B	10,806		261,147
L E Lundbergforetagen, Cl. B	3,026	[a]	131,140
Lundin Petroleum	7,941		241,334
Sandvik	48,775		891,190
Securitas, Cl. B	12,918	[a]	203,015
Skandinaviska Enskilda Banken, Cl. A	70,266		694,019
Skanska, Cl. B	14,353	[a]	331,658
SKF, Cl. B	16,944	[a]	309,285
Svenska Handelsbanken, Cl. A	65,989	[a]	648,314
Swedbank, Cl. A	38,492		590,415
Swedish Match	7,498	[a]	424,688
Tele2, Cl. B	22,256	[a]	335,626
Telefonaktiebolaget LM Ericsson, Cl. B	132,888		1,045,629

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Sweden - 2.4% (continued)
Telia	116,294		497,123
Volvo, Cl. B	64,210		1,096,626
			15,404,890
Switzerland - 10.0%
ABB	79,722	[a]	1,855,211
Adecco Group	6,713	[a]	394,767
Alcon	17,966	[a]	1,061,378
Baloise Holding	2,163	[a]	391,096
Barry Callebaut	130		288,275
Chocoladefabriken Lindt & Spruengli	4	[a]	373,339
Chocoladefabriken Lindt & Spruengli-PC	48	[a]	402,905
Cie Financiere Richemont	22,600	[a]	1,648,263
Clariant	8,861	[a]	199,198
Coca-Cola HBC	8,846	[a]	326,030
Credit Suisse Group	110,620	[a]	1,397,680
Dufry	1,852	[a]	160,839
EMS-Chemie Holding	342	[a]	224,255
Geberit	1,598	[a]	842,876
Givaudan	400		1,320,083
Glencore	466,542	[a]	1,367,660
Julius Baer Group	9,495	[a]	474,652
Kuehne + Nagel International	2,285	[a]	369,769
LafargeHolcim	20,998	[a]	1,069,162
Lonza Group	3,221		1,324,383
Nestle	128,061	[a]	14,137,165
Novartis	92,343		8,735,136
Pargesa Holding-BR	1,815	[a]	145,606
Partners Group Holding	807	[a]	740,106
Roche Holding	30,201		10,164,476
Schindler Holding	846	[a]	210,663
Schindler Holding-PC	1,727	[a]	446,042
SGS	230	[a]	664,420
Sika	5,515	[a]	992,790
Sonova Holding	2,383	[a]	598,066
STMicroelectronics	29,122	[a]	814,884
Straumann Holding	457	[a]	436,215
Swiss Life Holding	1,475	[a]	741,540
Swiss Prime Site	3,356	[a]	409,988
Swiss Re	12,681	[a]	1,432,950
Swisscom	1,117	[a]	613,185
Temenos	2,757	[a]	443,756
The Swatch Group	1,296		325,328
The Swatch Group	2,353		114,616
UBS Group	167,011	[a]	2,074,356

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Switzerland - 10.0% (continued)
Vifor Pharma	2,009	[a]	370,211
Zurich Insurance Group	6,437	[a]	2,675,596
			62,778,916
United Arab Emirates - .0%
NMC Health	4,176	[a]	71,034
United Kingdom - 14.6%
3i Group	41,787		607,809
Admiral Group	8,590	[a]	255,559
Anglo American	44,621	[a]	1,169,160
Ashtead Group	20,046		646,594
Associated British Foods	15,130		526,328
AstraZeneca	56,363	[a]	5,510,777
Auto Trader Group	40,945	[c]	301,166
AVEVA Group	2,640		171,217
Aviva	169,029	[a]	892,029
BAE Systems	138,484	[a]	1,158,275
Barclays	746,194	[a]	1,650,199
Barratt Developments	42,944	[a]	457,572
Berkeley Group Holdings	5,392	[a]	374,487
BP	874,255		5,268,842
British American Tobacco	98,504		4,354,382
BT Group	364,477		776,727
Bunzl	14,940		389,015
Burberry Group	17,646		453,192
Centrica	236,663	[a]	266,206
CNH Industrial	43,469	[a]	414,859
Coca-Cola European Partners	10,149		533,939
Compass Group	68,686		1,701,228
Croda International	5,434	[a]	357,396
Diageo	102,043		4,037,478
Direct Line Insurance Group	60,342	[a]	270,052
easyJet	6,768		124,914
Ferguson	10,010	[a]	897,198
Fiat Chrysler Automobiles	46,849	[a]	608,518
G4S	66,375	[a]	171,085
GlaxoSmithKline	214,280		5,031,315
Halma	16,122		448,185
Hargreaves Lansdown	12,745		288,825
HSBC Holdings	869,702	[a]	6,330,801
Imperial Brands	41,364		1,062,328
Informa	53,725	[a]	551,660
InterContinental Hotels Group	7,415	[a]	457,002
Intertek Group	6,920	[a]	526,235
ITV	158,945	[a]	283,532

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
United Kingdom - 14.6% (continued)
J Sainsbury	76,796		205,913
JD Sports Fashion	17,898		194,840
Johnson Matthey	8,172		280,740
Kingfisher	87,533	[a]	236,972
Land Securities Group	29,758		366,752
Legal & General Group	257,182	[a]	1,034,982
Lloyds Banking Group	3,016,871	[a]	2,245,598
London Stock Exchange Group	13,613	[a]	1,412,138
M&G	110,795	[a]	350,543
Marks & Spencer Group	88,850		205,463
Meggitt	32,628	[a]	291,852
Melrose Industries	208,555	[a]	644,757
Micro Focus International	15,453	[a]	208,939
Mondi	20,599	[a]	421,680
National Grid	147,709		1,966,819
Next	5,756		521,740
Ocado Group	19,149	[a]	310,382
Pearson	34,881	[a]	261,609
Persimmon	13,502	[a]	546,629
Prudential	110,795	[a]	1,971,885
Reckitt Benckiser Group	30,373	[a]	2,515,656
RELX	83,662	[a]	2,221,687
Rentokil Initial	79,279	[a]	489,875
Rio Tinto	16,053	[a]	1,045,588
Rio Tinto	48,725	[a]	2,625,786
Rolls-Royce Holdings	73,918	[a]	653,423
Royal Bank of Scotland Group	205,915	[a]	588,230
RSA Insurance Group	43,473	[a]	315,391
Schroders	5,197	[a]	220,245
Segro	46,880	[a]	565,169
Severn Trent	10,397		355,164
Smith & Nephew	37,816	[a]	910,075
Smiths Group	16,741	[a]	374,541
Spirax-Sarco Engineering	3,106	[a]	365,487
SSE	44,558		890,410
St. James's Place	22,334	[a]	335,878
Standard Chartered	117,315	[a]	976,551
Standard Life Aberdeen	103,058	[a]	412,059
Taylor Wimpey	144,434	[a]	412,311
Tesco	423,776	[a]	1,385,498
The British Land Company	37,853		278,041
The Sage Group	46,093		447,717
The Weir Group	10,681	[a]	189,494
Unilever	62,593		3,640,439

Description		Shares		Value ($)
Common Stocks - 98.1% (continued)
United Kingdom - 14.6% (continued)
Unilever		47,637		2,845,235
United Utilities Group		28,753		386,026
Vodafone Group		1,146,399		2,255,613
Whitbread		5,639		332,256
Wm Morrison Supermarkets		103,267	[a]	247,645
WPP		54,399	[a]	677,209
				91,965,018
United States - .0%
Carnival		7,221		295,267
Total Common Stocks (cost $454,263,855)				618,370,350
	Preferred Dividend Yield (%)
Preferred Stocks - .5%
Germany - .5%
Bayerische Motoren Werke	6.76	2,251	[a]	125,840
Fuchs Petrolub	2.22	2,998	[a]	133,210
Henkel & Co.	1.99	7,686	[a]	784,031
Porsche Automobil Holding	3.35	6,559	[a]	444,821
Sartorius	0.27	1,567	[a]	365,612
Volkswagen	2.81	8,032	[a]	1,446,086
Total Preferred Stocks (cost $2,267,877)				3,299,600
		Principal Amount ($)
Short-Term Investments - .1%
U.S. Treasury Bills - ..1%
1.53%, 3/12/20 (cost $323,458)		324,000	[d,e]	323,478
	1-Day Yield (%)
Investment Companies - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $5,610,825)	1.56	5,610,825	[f]	5,610,825

Investment of Cash Collateral for Securities Loaned - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,045,797)	1.56	2,045,797	[f]	2,045,797
Total Investments (cost $464,511,812)		99.9%		629,650,050
Cash and Receivables (Net)		.1%		441,320
Net Assets		100.0%		630,091,370

ADR—American Depository Receipt

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BR—Bearer Certificate

CDI—Chess Depository Interest

CVA—Company Voluntary Arrangement

PC—Participation Certificate

REIT—Real Estate Investment Trust

RSP—Risparmio (Savings) Shares

SDR—Swedish Depository Receipts

a Non-income producing security.

b Security, or portion thereof, on loan. At January 31, 2020, the value of the fund’s securities on loan was $3,417,759 and the value of the collateral was $3,556,911, consisting of cash collateral of $2,045,797 and U.S. Government & Agency securities valued at $1,511,114.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, these securities were valued at $5,665,476 or .9% of net assets.

d Held by a counterparty for open exchange traded derivative contracts.

e Security is a discount security. Income is recognized through the accretion of discount.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon International Stock Index Fund

January 31, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Long
MSCI EAFE Index	65	3/20/2020	6,615,872	6,423,625	(192,247)
Gross Unrealized Depreciation				(192,247)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon International Stock Index Fund

January 31, 2020 (Unaudited)

The following is a summary of the inputs used as of January 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	4,369,499	614,000,851††	-	618,370,350
Equity Securities - Preferred Stocks	-	3,299,600††	-	3,299,600
Investment Companies	7,656,622	-	-	7,656,622
U.S. Treasury Securities	-	323,478	-	323,478
Liabilities ($)
Other Financial Instruments:
Futures†††	(192,247)	-	-	(192,247)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit

NOTES

of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2020, accumulated net unrealized appreciation on investments was $165,138,238, consisting of $210,916,730 gross unrealized appreciation and $45,778,492 gross unrealized depreciation.

At January 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.